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                                                               HARTFORD LIFE



                                                               THOMAS S. CLARK
                                                               Attorney




May 5, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
ATTN: Filing Room

Re:   Alpine Life Insurance Company
      Separate Account Two ("Registrant")
      File No. 333-65511

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1. The form of the Prospectus that would have been filed under paragraph (b) under this section would not have differed from that contained in the Registrant's most recent amendment; and
2. The text of the Registrant's most recent amendment has been filed electronically with the Securities and Exchange Commission on April 12, 1999.

If you have any additional questions, please feel free to contact me at
(860) 843-6320.

Sincerely yours,

/s/Thomas S. Clark

Thomas S. Clark
Attorney

Enclosure